Deferred Revenue (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Revenue
Amount received, included in current deferred revenue	$ 1,378,425	$ 429,416
Amount received from the Chinese government for stockpiling of the entity's products, included in long-term deferred revenue	10,693,247	10,369,695
Chinese government stockpiling purchases of H1N5 vaccines
Deferred Revenue
Amount received, included in current deferred revenue	99,517	97,412
Amount received from the Chinese government for stockpiling of the entity's products, included in long-term deferred revenue	10,693,247	10,369,695
Advances from customers
Deferred Revenue
Amount received, included in current deferred revenue	$ 1,278,908	$ 332,004